PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Fair value of pension and postretirement benefit plan assets assumed in connection with the Acquisition (Details) - Pension Benefit Plans - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 206	$ 181	$ 182
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	155	128	$ 126
Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	206	181
Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	155	128
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	14	10
Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	206	181
Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	141	118
Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	14	10
Cash | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	14	10
Cash | Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash | Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash | Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash | Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
U.S. broad market | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	76	70
U.S. broad market | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
U.S. broad market | Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	76	70
U.S. broad market | Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	19	16
Emerging markets | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	0
Emerging markets | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	19	16
Emerging markets | Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	0
Emerging markets | Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	29	25
Worldwide developed markets | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	35	59
Worldwide developed markets | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	29	25
Worldwide developed markets | Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	35	59
Worldwide developed markets | Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	62	52
Investment grade | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	10	10
Investment grade | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	62	52
Investment grade | Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	10	10
Investment grade | Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Global high yield | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	18
Global high yield | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	4	1
Global high yield | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Global high yield | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Global high yield | Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	18
Global high yield | Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	4	1
Global high yield | Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Global high yield | Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Government bond funds | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	88	43
Government bond funds | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Government bond funds | Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	88	43
Government bond funds | Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	20	0
Other assets | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3	5
Other assets | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Significant Other Observable Inputs (Level 2) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	20	0
Other assets | Significant Other Observable Inputs (Level 2) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	3	5
Other assets | Significant Unobservable Inputs (Level 3) | Recurring basis | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Significant Unobservable Inputs (Level 3) | Recurring basis | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0	$ 0